Income taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) $ in Millions	12 Months Ended
Mar. 30, 2025 CAD ($)
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	$ 76.3
Deferred tax liabilities, beginning balance	(17.2)
Net deferred tax assets, beginning balance	59.1
Net income	11.0
Foreign exchange translation	1.6
Other comprehensive income	3.2
Deferred tax assets, ending balance	95.7
Deferred tax liabilities, ending balance	(20.8)
Net deferred tax assets, ending balance	74.9
Total deferred tax asset
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	94.9
Net income	10.4
Foreign exchange translation	2.5
Other comprehensive income	0.7
Deferred tax assets, ending balance	108.5
Losses carried forward
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	27.0
Net income	(4.0)
Foreign exchange translation	0.8
Other comprehensive income	0.0
Deferred tax assets, ending balance	23.8
Other liabilities
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	7.7
Net income	6.4
Foreign exchange translation	(0.1)
Other comprehensive income	0.0
Deferred tax assets, ending balance	14.0
Inventory capitalization
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	2.6
Net income	0.9
Foreign exchange translation	0.1
Other comprehensive income	0.0
Deferred tax assets, ending balance	3.6
Capital lease
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	12.3
Net income	(0.7)
Foreign exchange translation	0.4
Other comprehensive income	0.0
Deferred tax assets, ending balance	12.0
Tax relief from Swiss tax reform
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	1.7
Net income	(1.8)
Foreign exchange translation	0.1
Other comprehensive income	0.0
Deferred tax assets, ending balance	0.0
Unrealized profit in inventory
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	35.4
Net income	10.4
Foreign exchange translation	1.3
Other comprehensive income	0.0
Deferred tax assets, ending balance	47.1
Provisions and other temporary differences
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	8.0
Net income	(0.8)
Foreign exchange translation	0.3
Other comprehensive income	0.0
Deferred tax assets, ending balance	7.5
Other
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	0.2
Net income	0.0
Foreign exchange translation	(0.4)
Other comprehensive income	0.7
Deferred tax assets, ending balance	0.5
Total deferred tax liabilities
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, beginning balance	(35.8)
Net income	0.6
Foreign exchange translation	(0.9)
Other comprehensive income	2.5
Deferred tax liabilities, ending balance	(33.6)
Unrealized foreign exchange
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, beginning balance	(2.7)
Net income	0.2
Foreign exchange translation	0.0
Other comprehensive income	2.5
Deferred tax liabilities, ending balance	0.0
Intangible assets
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, beginning balance	(19.6)
Net income	(2.5)
Foreign exchange translation	(0.4)
Other comprehensive income	0.0
Deferred tax liabilities, ending balance	(22.5)
Property, plant and equipment
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, beginning balance	(13.5)
Net income	2.9
Foreign exchange translation	(0.5)
Other comprehensive income	0.0
Deferred tax liabilities, ending balance	$ (11.1)